Working Capital Facilities (Details) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Working Capital Facilities
Opening balance	$ 17,672,000	$ 16,283,000
Exchange difference	(853,000)	(1,000)
Payments made during the period	(40,612,000)	(77,895,000)
Loan fees amortization	144	104
Loan fees	0	(565,000)
Cash drawn during the period	42,093,000	79,757,000
Closing balance	$ 18,444,000	$ 17,683,000